Share-based compensation (Details 3) ¥ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2020 $ / shares shares	May 31, 2015 $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares
Share-based compensation
Share-based compensation expenses			¥ 7,548		¥ 9,134		¥ 4,156
Share Incentive Plan | Options | Founder
Share-based compensation
Vesting schedule		10 years
Share-based compensation expenses			54		¥ 73		¥ 104
Unrecognized share-based compensation expense related to the share options granted			¥ 63
Weighted-average period over which share-based compensation expense is expected to be recognized			2 years 4 months 24 days
Share Incentive Plan | Options | Founder | Each anniversary
Share-based compensation
Vesting percentage (as a percent)		10.00%
Share Incentive Plan | Options | Founder | Class A ordinary shares
Share-based compensation
Granted (in shares) | shares		26,000,000
Exercise price | $ / shares		$ 16.7
Share Incentive Plan | Options | Founder | ADS
Share-based compensation
Exercise price | $ / shares		$ 33.4
JD Logistics Plan | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares					30,030,446		224,511,105
Share-based compensation expenses			¥ 702		¥ 1,162		¥ 640
Weighted average grant date fair value of options granted | $ / shares				$ 4.31		$ 2
Unrecognized share-based compensation expense related to the share options granted			¥ 970
Weighted-average period over which share-based compensation expense is expected to be recognized			3 years 7 months 6 days
JD Logistics Plan | Options | Liu
Share-based compensation
Granted (in shares) | shares	99,186,705
Exercise price | $ / shares	$ 0.01
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
JD Health | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares							94,770,812
Share-based compensation expenses			¥ 960		¥ 1,133		¥ 331
Weighted average grant date fair value of options granted | $ / shares						$ 7.45
Unrecognized share-based compensation expense related to the share options granted			¥ 1,165
Weighted-average period over which share-based compensation expense is expected to be recognized			4 years 8 months 12 days
JD Health | Options | Liu
Share-based compensation
Granted (in shares) | shares	53,042,516
Exercise price | $ / shares	$ 0.0000005
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%